ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts Receivable And Prepaid Expenses [Line Items]
Institutions		$ 6	$ 12
Prepaid expenses		169	2
Accounts Receivable and Prepaid Expenses Net Current	$ 218	$ 175	$ 14